NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2018
Statements Line Items
NOTES RECEIVABLE [Text Block]

7. NOTE RECEIVABLE

On October 16, 2017, the Company issued a note receivable to Revelo Resources Corp. (TSX-V: RVL), a related party by way of a common director for the principal amount of $400,000. The note was due on December 31, 2017, together with accrued interest at a rate of 1% per month and a bonus of $20,000. As at December 31, 2018, the balance owed to the Company pursuant to the note was $477,973 (2017 - $429,973) including accrued interest and bonus fee. The Company continues discussions with RVL on options for repayment of the outstanding balance.